Submission	Feb. 26, 2025
Submission [Line Items]
Central Index Key	0000079879
Registrant Name	PPG Industries, Inc.
Registration File Number	333-270106
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES